Financial assets - Disclosure of gross exposure by stages of impairment (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 1,428,757	€ 1,296,387
Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,304,597	1,180,954
Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	88,544	83,060
Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	35,616	32,373
Financial assets at fair value through other comprehensive income
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	71,847	72,418
Financial assets at fair value through other comprehensive income | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	58,974	58,310
Financial assets at fair value through other comprehensive income | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	12,873	14,108
Financial assets at fair value through other comprehensive income | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	355	1,120
Financial assets at fair value through other comprehensive income | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	12,518	12,988
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	71,266	71,559
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	58,974	58,290
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	12,292	13,269
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	355	1,120
Financial assets at fair value through other comprehensive income | Other assets | Next 12 months | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	11,937	12,149
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	428	737
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	20
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	428	717
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Other assets | Lifetime expected credit losses | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	428	717
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	153	122
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	153	122
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income | Impaired assets | Lifetime expected credit losses | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	153	122
Financial assets at amortised cost
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,356,910	1,223,969
Financial assets at amortised cost | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	166,535	140,521
Financial assets at amortised cost | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,190,375	1,083,448
Financial assets at amortised cost | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	17,156	15,986
Financial assets at amortised cost | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	70,017	61,517
Financial assets at amortised cost | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,103,202	1,005,945
Financial assets at amortised cost | Other assets | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,233,331	1,109,395
Financial assets at amortised cost | Other assets | Next 12 months | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	163,464	138,219
Financial assets at amortised cost | Other assets | Next 12 months | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,069,867	971,176
Financial assets at amortised cost | Other assets | Next 12 months | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	17,156	15,986
Financial assets at amortised cost | Other assets | Next 12 months | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	69,984	61,517
Financial assets at amortised cost | Other assets | Next 12 months | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	982,727	893,673
Financial assets at amortised cost | Other assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	88,116	82,323
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,573	1,460
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	86,543	80,863
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	33	0
Financial assets at amortised cost | Other assets | Lifetime expected credit losses | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	86,510	80,863
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	35,463	32,251
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,498	842
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	33,965	31,409
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Central Banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost | Impaired assets | Lifetime expected credit losses | Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 33,965	€ 31,409